2. Investment Securities (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Investments [Abstract]
Book value of available for sale securities, pledged as collateral for repurchase agreements	$ 45,637,025	$ 40,186,557
Fair value of available for sale securities, pledged as collateral for repurchase agreements	$ 40,186,557	$ 39,366,831